Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	18.75%	10.44%	(3.81%)	26.14%	2.57%	28.28%	(6.35%)	17.25%	16.59%	(1.32%)
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	17.98%	(0.19%)	7.88%	23.11%	(5.68%)	22.58%	(7.25%)	11.68%	17.85%	(0.61%)
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund
Prospectus [Line Items]
Annual Return [Percent]	13.55%	7.13%	(7.23%)	24.13%	(5.81%)	24.41%	(9.40%)	13.79%	18.10%	(5.24%)
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	19.55%	9.93%	(3.79%)	25.60%	4.55%	29.03%	(5.77%)	18.21%	15.37%	(1.26%)
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	14.12%	13.98%	(4.76%)	30.19%	(5.40%)	23.42%	(8.27%)	14.86%	20.30%	(0.98%)
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund
Prospectus [Line Items]
Annual Return [Percent]	9.79%	16.40%	(10.94%)	26.71%	(4.41%)	20.30%	(12.74%)	8.66%	31.06%	(5.54%)
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund
Prospectus [Line Items]
Annual Return [Percent]	23.90%	22.11%	(7.94%)	30.19%	6.14%	29.75%	(8.04%)	23.33%	8.39%	(0.79%)
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	34.81%	55.94%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	16.97%	18.67%	(6.36%)	24.44%	13.83%	29.55%	(5.22%)	26.94%	11.97%	none
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	10.30%	21.05%	(13.02%)	23.22%	7.43%	24.36%	(10.28%)	7.08%	30.60%	(7.04%)
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund
Prospectus [Line Items]
Annual Return [Percent]	23.98%	22.72%	(15.82%)	27.49%	11.88%	32.59%	(7.29%)	22.52%	13.87%	(1.65%)
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund
Prospectus [Line Items]
Annual Return [Percent]	10.33%	19.41%	(12.12%)	30.83%	5.50%	24.65%	(12.31%)	17.22%	19.71%	(4.63%)
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund
Prospectus [Line Items]
Annual Return [Percent]	9.89%	18.42%	(16.16%)	34.34%	2.79%	21.92%	(9.96%)	12.56%	29.96%	(7.09%)
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Annual Return [Percent]	19.65%	13.48%	(8.76%)	21.08%	11.91%	24.00%	(4.25%)